Marketable securities, Measured at FVOCI (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Fair value [Abstract]
Revaluation adjustment	$ (110)	$ (1,295)	$ (603)	$ (770)
Total proceeds from marketable securities			14,100
Impairment loss			$ 100		$ 100
Bottom of Range [Member]
Fair value [Abstract]
Marketable securities at FVOCI maturity period			1 month
Top of Range [Member]
Fair value [Abstract]
Marketable securities at FVOCI maturity period			3 years
FVOCI [Member]
Fair value [Abstract]
Opening balance			$ 88,667
Accrued interest			2,007
Interest received			(553)
Redemptions and disposals of marketable securities			(14,130)
Revaluation adjustment			(603)
Closing balance	$ 75,388		$ 75,388		$ 88,667